Trade payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade Payables
Schedule of trade payables

	06.30.2024	12.31.2023
Third parties in Brazil	3,235	3,624
Third parties abroad	1,538	1,176
Related parties (note 28.1)	39	13
Total	4,812	4,813